SCHEDULE OF LEASE EXPENSES (Details) - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Leases
Operating lease expense	$ 1,238,424	$ 1,219,454	$ 1,218,482
Amortization of right-of-use assets	34,039	38,116	41,112
Interest of lease liabilities	8,454	7,536	6,721
Total finance lease expense	$ 42,493	$ 45,652	$ 47,833